Consolidated Balance Sheets (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
ASSETS
Cash and due from banks (Note 8)	¥ 3,230,409,000,000		¥ 3,230,804,000,000
Interest-earning deposits in other banks (including 4,365 and nil measured at fair value under fair value option in 2011 and 2012) (Notes 8 and 29)	5,897,732,000,000		7,333,767,000,000
Call loans and funds sold (Note 10)	451,433,000,000		448,787,000,000
Receivables under resale agreements (including 26,192 and 26,056 measured at fair value under fair value option in 2011 and 2012) (Note 29)	4,481,863,000,000		4,872,171,000,000
Receivables under securities borrowing transactions	3,282,656,000,000		3,600,318,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 and 10,573,642 in 2011 and 2012) (including 11,917,000 and 15,758,131 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 21 and 29)	34,953,245,000,000		28,824,795,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 1,297,912 and 2,859,124 in 2011 and 2012)	57,740,401,000,000		54,329,881,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 959,241 and 741,560 in 2011 and 2012) (estimated fair value of 3,058,998 and 2,430,689 in 2011 and 2012)	2,385,368,000,000		3,017,189,000,000
Other investment securities	909,765,000,000		1,704,244,000,000
Total investment securities	61,035,534,000,000		59,051,314,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 and 2,491,281 in 2011 and 2012) (Notes 4 and 8)	92,298,243,000,000	[1]	87,501,975,000,000	[1]
Allowance for credit losses (Note 4)	(1,285,507,000,000)		(1,240,456,000,000)
Net loans	91,012,736,000,000		86,261,519,000,000
Premises and equipment-net (Note 5)	987,474,000,000		962,548,000,000
Accrued interest	250,351,000,000		233,224,000,000
Customers' acceptance liability	88,082,000,000		69,950,000,000
Intangible assets-net (Notes 2 and 6)	896,483,000,000		991,521,000,000
Goodwill (Notes 2 and 6)	354,283,000,000		363,392,000,000
Deferred tax assets (Notes 7 and 14)	950,395,000,000		1,285,013,000,000
Other assets (Notes 4, 8, 13 and 14)	7,329,838,000,000		5,321,120,000,000
Total assets	215,202,514,000,000		202,850,243,000,000
LIABILITIES AND EQUITY
Non-interest-bearing, Domestic	14,980,210,000,000		16,421,024,000,000
Interest-bearing, Domestic	99,610,994,000,000		99,120,619,000,000
Non-interest-bearing, Overseas offices	2,708,186,000,000		2,316,207,000,000
Interest-bearing, Overseas offices	22,194,340,000,000		18,773,854,000,000
Total deposits	139,493,730,000,000		136,631,704,000,000
Call money and funds purchased (Notes 8 and 10)	2,796,221,000,000		2,313,487,000,000
Payables under repurchase agreements (Note 8)	13,572,712,000,000		12,389,075,000,000
Payables under securities lending transactions (Note 8)	4,978,917,000,000		2,104,105,000,000
Due to trust account (Note 11)	627,331,000,000		633,541,000,000
Other short-term borrowings (including 673 and 24,951 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	10,881,525,000,000		8,488,197,000,000
Trading account liabilities (Notes 21 and 29)	11,967,182,000,000		9,908,974,000,000
Obligations to return securities received as collateral (Note 29)	3,639,838,000,000		3,267,775,000,000
Bank acceptances outstanding	88,082,000,000		69,950,000,000
Accrued interest	152,836,000,000		181,814,000,000
Long-term debt (including 575,969 and 524,758 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	12,593,062,000,000		13,356,728,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	5,552,631,000,000		4,841,981,000,000
Total liabilities	206,344,067,000,000		194,187,331,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Preferred stock-aggregate liquidation preference of 390,001 in 2011 and 2012, with no stated value	442,100,000,000		442,100,000,000
Common stock-authorized, 33,000,000,000 shares; issued, 14,150,894,620 shares and 14,154,534,220 shares in 2011 and 2012, with no stated value	1,645,144,000,000		1,644,132,000,000
Capital surplus (Note 16)	6,378,619,000,000		6,395,705,000,000
Retained earnings (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000		239,571,000,000
Unappropriated retained earnings	482,535,000,000		254,103,000,000
Accumulated other changes in equity from nonowner sources, net of taxes	(596,400,000,000)		(628,661,000,000)
Treasury stock, at cost-16,723,747 common shares and 10,471,043 common shares in 2011 and 2012	(8,411,000,000)		(11,251,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,583,158,000,000		8,335,699,000,000
Noncontrolling interests (Note 18)	275,289,000,000		327,213,000,000
Total equity	8,858,447,000,000		8,662,912,000,000
Total liabilities and equity	215,202,514,000,000		202,850,243,000,000
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)	2,229,000,000		7,640,000,000
Interest-earning deposits in other banks (including 4,365 and nil measured at fair value under fair value option in 2011 and 2012) (Notes 8 and 29)	56,275,000,000		15,006,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 and 10,573,642 in 2011 and 2012) (including 11,917,000 and 15,758,131 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 21 and 29)	1,576,725,000,000		1,157,263,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	530,079,000,000		493,085,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 and 2,491,281 in 2011 and 2012) (Notes 4 and 8)	7,101,464,000,000		7,156,823,000,000
All other assets	300,208,000,000		329,746,000,000
Total assets	9,566,980,000,000		9,159,563,000,000
LIABILITIES AND EQUITY
Other short-term borrowings (including 673 and 24,951 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	47,147,000,000		41,252,000,000
Long-term debt (including 575,969 and 524,758 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	1,389,971,000,000		1,668,642,000,000
All other liabilities	367,890,000,000		207,916,000,000
Total liabilities	¥ 1,805,008,000,000		¥ 1,917,810,000,000

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.